Debt (Detail) - USD ($)		Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2020	Oct. 31, 2018	Mar. 31, 2018	Apr. 30, 2017	Aug. 31, 2016	Jan. 31, 2015	Apr. 30, 2014	Nov. 30, 2002	Mar. 31, 1999
Debt Instrument [Line Items]
Fair Value		$ 5,717,900,000		$ 5,857,400,000
Debt, Long-term and Short-term, Combined Amount	[1]	6,388,300,000		4,898,800,000
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Carrying value		498,200,000		497,700,000
Fair Value		457,700,000		517,900,000
Debt Instrument, Interest Rate, Stated Percentage									2.45%
Debt Instrument, Face Amount									$ 500,000,000.0
2.50% Senior Notes due 2027
Debt Instrument [Line Items]
Carrying value		497,500,000		0
Fair Value		460,300,000		0
Debt Instrument, Interest Rate, Stated Percentage			2.50%
Debt Instrument, Face Amount			$ 500,000,000
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying value		297,500,000		297,200,000
Fair Value		326,800,000		388,200,000
Debt Instrument, Interest Rate, Stated Percentage													6.625%
Debt Instrument, Face Amount													$ 300,000,000.0
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying value		546,400,000		545,900,000
Fair Value		527,800,000		621,000,000.0
Debt Instrument, Interest Rate, Stated Percentage						4.00%
Debt Instrument, Face Amount						$ 550,000,000.0
3.20% Senior Notes due 2030
Debt Instrument [Line Items]
Carrying value		496,900,000		496,500,000
Fair Value		448,600,000		536,300,000
Debt Instrument, Interest Rate, Stated Percentage					3.20%
Debt Instrument, Face Amount					$ 500,000,000.0
3.00% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying value		495,900,000		0
Fair Value		438,100,000		0
Debt Instrument, Interest Rate, Stated Percentage			3.00%
Debt Instrument, Face Amount			$ 500,000,000
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying value		396,400,000		396,200,000
Fair Value		435,400,000		547,900,000
Debt Instrument, Interest Rate, Stated Percentage												6.25%
Debt Instrument, Face Amount												$ 400,000,000.0
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying value		346,900,000		346,800,000
Fair Value		298,400,000		428,400,000
Debt Instrument, Interest Rate, Stated Percentage											4.35%
Debt Instrument, Face Amount											$ 350,000,000.0
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Carrying value		395,700,000		395,600,000
Fair Value		310,200,000		447,100,000
Debt Instrument, Interest Rate, Stated Percentage										3.70%
Debt Instrument, Face Amount										$ 400,000,000.0
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Carrying value		842,100,000		841,900,000
Fair Value		716,200,000		1,029,300,000
Debt Instrument, Interest Rate, Stated Percentage								4.125%
Debt Instrument, Face Amount								$ 850,000,000.0
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Carrying value		590,400,000		590,200,000
Fair Value		507,000,000.0		741,300,000
Debt Instrument, Interest Rate, Stated Percentage							4.20%
Debt Instrument, Face Amount							$ 600,000,000.0
3.95% Senior Notes due 2050
Debt Instrument [Line Items]
Carrying value		490,900,000		490,800,000
Fair Value		404,900,000		600,000,000.0
Debt Instrument, Interest Rate, Stated Percentage					3.95%
Debt Instrument, Face Amount					$ 500,000,000.0
3.70% Senior Notes due 2052
Debt Instrument [Line Items]
Carrying value		493,500,000		0
Fair Value		$ 386,500,000		$ 0
Debt Instrument, Interest Rate, Stated Percentage			3.70%
Debt Instrument, Face Amount			$ 500,000,000.0

[1]	Consists of long-term debt. See Note 4 – Debt for further discussion.